Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Recurring [Member] | Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 265,710,795	$ 258,971,518